Quarterly Holdings Report
for

Fidelity® Stock Selector Small Cap Fund

January 31, 2020

SCS-QTLY-0320
1.813071.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)	109,400	$2,795
Entertainment - 0.2%
Cinemark Holdings, Inc.	84,750	2,670
Media - 1.3%
Gray Television, Inc. (a)	191,800	3,890
Nexstar Broadcasting Group, Inc. Class A	64,200	7,778
Tegna, Inc.	203,900	3,446
		15,114

TOTAL COMMUNICATION SERVICES		20,579

CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	73,500	4,838
Standard Motor Products, Inc.	115,302	5,601
Stoneridge, Inc. (a)	70,500	1,964
		12,403
Diversified Consumer Services - 1.0%
Laureate Education, Inc. Class A (a)	521,500	10,868
Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.	125,300	3,740
Churchill Downs, Inc.	76,800	11,088
Eldorado Resorts, Inc. (a)	72,750	4,349
Wendy's Co.	251,300	5,446
		24,623
Household Durables - 2.7%
Cavco Industries, Inc. (a)	13,266	2,972
Helen of Troy Ltd. (a)	20,300	3,838
M.D.C. Holdings, Inc.	211,726	8,922
Skyline Champion Corp. (a)	177,100	5,092
Taylor Morrison Home Corp. (a)	157,000	4,063
TopBuild Corp. (a)	44,800	5,130
		30,017
Leisure Products - 1.6%
Acushnet Holdings Corp.	211,000	6,535
Brunswick Corp.	65,200	4,098
Clarus Corp.	311,000	4,110
MCBC Holdings, Inc. (a)	104,400	1,834
YETI Holdings, Inc. (a)	56,100	2,040
		18,617
Multiline Retail - 0.1%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	32,350	1,716
Specialty Retail - 2.2%
Monro, Inc. (b)	88,700	5,561
Murphy U.S.A., Inc. (a)	92,000	9,400
The Children's Place Retail Stores, Inc.	31,650	1,889
Urban Outfitters, Inc. (a)	83,000	2,125
Williams-Sonoma, Inc. (b)	83,700	5,866
		24,841
Textiles, Apparel & Luxury Goods - 2.9%
Carter's, Inc.	46,500	4,932
Deckers Outdoor Corp. (a)	73,400	14,008
Oxford Industries, Inc.	24,500	1,700
Steven Madden Ltd.	222,388	8,575
Wolverine World Wide, Inc.	92,600	2,923
		32,138

TOTAL CONSUMER DISCRETIONARY		155,223

CONSUMER STAPLES - 5.1%
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	346,100	7,102
Casey's General Stores, Inc.	26,500	4,263
Performance Food Group Co. (a)	255,075	13,210
		24,575
Food Products - 1.7%
Darling International, Inc. (a)	216,400	5,871
Nomad Foods Ltd. (a)	325,100	6,561
Post Holdings, Inc. (a)	67,700	7,079
		19,511
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	265,800	7,963
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	268,600	5,813

TOTAL CONSUMER STAPLES		57,862

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Delek U.S. Holdings, Inc.	189,471	5,203
Northern Oil & Gas, Inc. (a)	1,664,600	2,763
Par Pacific Holdings, Inc. (a)	113,800	2,290
		10,256
FINANCIALS - 16.5%
Banks - 9.1%
Associated Banc-Corp.	12,351	246
BancFirst Corp.	119,856	6,928
Banner Corp.	49,672	2,561
City Holding Co.	105,362	7,974
ConnectOne Bancorp, Inc.	99,358	2,346
Cullen/Frost Bankers, Inc.	48,450	4,320
First Bancorp, Puerto Rico	452,100	4,191
First Citizens Bancshares, Inc.	10,200	5,374
First Hawaiian, Inc.	319,446	9,283
First Interstate Bancsystem, Inc.	86,590	3,334
First Merchants Corp.	165,215	6,567
Heartland Financial U.S.A., Inc.	157,711	7,714
Hilltop Holdings, Inc.	195,800	4,433
Independent Bank Corp., Massachusetts	35,471	2,561
Popular, Inc.	65,250	3,651
Signature Bank	18,100	2,568
Trico Bancshares	211,956	7,715
Trustmark Corp.	40,977	1,310
United Community Bank, Inc.	110,900	3,096
WesBanco, Inc.	215,300	7,131
Western Alliance Bancorp.	47,800	2,640
Wintrust Financial Corp.	98,100	6,208
		102,151
Capital Markets - 1.3%
BrightSphere Investment Group, Inc.	189,955	1,749
Hamilton Lane, Inc. Class A	87,800	5,703
Houlihan Lokey	53,300	2,764
Morningstar, Inc.	26,819	4,208
		14,424
Consumer Finance - 1.0%
First Cash Financial Services, Inc.	83,200	7,236
Navient Corp.	251,500	3,617
		10,853
Insurance - 3.2%
Amerisafe, Inc.	68,000	4,653
Employers Holdings, Inc.	79,543	3,393
First American Financial Corp.	147,900	9,167
Primerica, Inc.	79,300	9,402
White Mountains Insurance Group Ltd.	8,300	9,273
		35,888
Mortgage Real Estate Investment Trusts - 0.3%
Redwood Trust, Inc.	212,600	3,748
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd.	228,600	11,341
WSFS Financial Corp.	182,342	7,274
		18,615

TOTAL FINANCIALS		185,679

HEALTH CARE - 16.5%
Biotechnology - 8.1%
ACADIA Pharmaceuticals, Inc. (a)	110,127	4,398
Acceleron Pharma, Inc. (a)	70,800	6,427
Agios Pharmaceuticals, Inc. (a)	91,515	4,460
Aprea Therapeutics, Inc.	50,500	1,936
Arcutis Biotherapeutics, Inc. (a)	71,600	1,710
Argenx SE ADR (a)	30,131	4,348
Ascendis Pharma A/S sponsored ADR (a)	34,006	4,594
BeiGene Ltd. ADR (a)	10,600	1,615
BELLUS Health, Inc. (a)	31,100	254
Black Diamond Therapeutics, Inc. (a)	6,000	225
bluebird bio, Inc. (a)	45,784	3,649
Blueprint Medicines Corp. (a)	43,154	2,738
ChemoCentryx, Inc. (a)	59,000	2,503
Crinetics Pharmaceuticals, Inc. (a)	88,979	1,911
FibroGen, Inc. (a)	132,300	5,537
G1 Therapeutics, Inc. (a)	105,100	2,035
Insmed, Inc. (a)	164,947	3,388
Intercept Pharmaceuticals, Inc. (a)	33,803	3,124
Ionis Pharmaceuticals, Inc. (a)	31,428	1,833
Kura Oncology, Inc. (a)	137,500	1,614
Mirati Therapeutics, Inc. (a)	37,500	3,256
Morphic Holding, Inc.	74,800	1,503
Neurocrine Biosciences, Inc. (a)	39,732	3,976
Principia Biopharma, Inc. (a)	88,600	4,665
Protagonist Therapeutics, Inc. (a)	270,448	2,042
Retrophin, Inc. (a)	76,907	1,189
Sage Therapeutics, Inc. (a)	17,700	1,173
Sarepta Therapeutics, Inc. (a)	29,400	3,409
Scholar Rock Holding Corp. (a)	7,800	96
TG Therapeutics, Inc. (a)(b)	105,800	1,503
Turning Point Therapeutics, Inc.	33,800	1,977
Viela Bio, Inc.	113,300	4,458
Xenon Pharmaceuticals, Inc. (a)	150,942	2,210
Zymeworks, Inc. (a)	24,600	1,074
		90,830
Health Care Equipment & Supplies - 2.6%
CONMED Corp.	31,100	3,162
Haemonetics Corp. (a)	51,600	5,541
Hill-Rom Holdings, Inc.	68,800	7,327
Masimo Corp. (a)	44,800	7,643
STERIS PLC	36,100	5,440
		29,113
Health Care Providers & Services - 2.1%
Chemed Corp.	17,500	8,173
LHC Group, Inc. (a)	71,500	10,421
Molina Healthcare, Inc. (a)	37,900	4,661
		23,255
Health Care Technology - 0.8%
Inovalon Holdings, Inc. Class A (a)	288,800	5,851
Phreesia, Inc.	122,500	3,798
		9,649
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)(b)	11,600	1,060
Bio-Rad Laboratories, Inc. Class A (a)	15,900	5,739
Bruker Corp.	121,900	6,030
ICON PLC (a)	36,900	6,222
		19,051
Pharmaceuticals - 1.2%
MyoKardia, Inc. (a)	67,930	4,621
Theravance Biopharma, Inc. (a)	112,478	3,136
Zogenix, Inc. (a)	113,400	5,712
		13,469

TOTAL HEALTH CARE		185,367

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.9%
Moog, Inc. Class A	108,462	9,719
Teledyne Technologies, Inc. (a)	9,826	3,587
Vectrus, Inc. (a)	143,594	8,005
		21,311
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	133,748	2,805
Building Products - 1.7%
Allegion PLC	19,205	2,484
Armstrong World Industries, Inc.	42,000	4,214
Gibraltar Industries, Inc. (a)	85,000	4,634
Patrick Industries, Inc.	76,800	3,984
Simpson Manufacturing Co. Ltd.	48,610	4,019
		19,335
Commercial Services & Supplies - 0.4%
Tetra Tech, Inc.	57,600	4,931
Construction & Engineering - 2.6%
Comfort Systems U.S.A., Inc.	77,676	3,604
Construction Partners, Inc. Class A (a)	154,700	2,596
EMCOR Group, Inc.	106,280	8,733
Fluor Corp.	120,100	2,149
MasTec, Inc. (a)	84,900	4,903
Valmont Industries, Inc.	52,280	7,427
		29,412
Electrical Equipment - 2.1%
Atkore International Group, Inc. (a)	239,000	9,488
Generac Holdings, Inc. (a)	132,700	13,746
		23,234
Machinery - 4.0%
Allison Transmission Holdings, Inc.	70,400	3,112
ESCO Technologies, Inc.	118,800	11,400
Gardner Denver Holdings, Inc. (a)	68,100	2,405
ITT, Inc.	152,340	10,219
Luxfer Holdings PLC sponsored	78,006	1,244
Oshkosh Corp.	21,600	1,858
Rexnord Corp.	158,400	5,172
SPX Flow, Inc. (a)	223,809	9,789
		45,199
Professional Services - 1.4%
ASGN, Inc. (a)	69,500	4,704
CBIZ, Inc. (a)	268,900	7,260
FTI Consulting, Inc. (a)	31,300	3,758
		15,722
Trading Companies & Distributors - 1.2%
Kaman Corp.	139,275	8,596
MRC Global, Inc. (a)	148,190	1,669
Rush Enterprises, Inc. Class A	70,592	3,035
		13,300

TOTAL INDUSTRIALS		175,249

INFORMATION TECHNOLOGY - 16.7%
Electronic Equipment & Components - 2.6%
ePlus, Inc. (a)	70,352	5,608
Fabrinet (a)	144,140	9,087
Insight Enterprises, Inc. (a)	109,100	7,186
TTM Technologies, Inc. (a)	473,984	6,821
		28,702
IT Services - 7.0%
Amdocs Ltd.	50,000	3,598
Black Knight, Inc. (a)	47,600	3,185
CACI International, Inc. Class A (a)	20,000	5,349
Endava PLC ADR (a)	108,800	5,023
EPAM Systems, Inc. (a)	27,298	6,228
ExlService Holdings, Inc. (a)	115,933	8,476
Maximus, Inc.	118,550	8,506
Perficient, Inc. (a)	137,000	6,809
Perspecta, Inc.	314,200	8,820
Science Applications International Corp.	104,650	9,185
Verra Mobility Corp. (a)	243,300	3,876
WNS Holdings Ltd. sponsored ADR (a)	142,050	10,137
		79,192
Semiconductors & Semiconductor Equipment - 3.2%
Brooks Automation, Inc.	92,100	3,507
Cabot Microelectronics Corp.	38,900	5,660
Diodes, Inc. (a)	53,200	2,747
Entegris, Inc.	217,100	11,237
MKS Instruments, Inc.	18,900	1,981
Onto Innovation, Inc. (a)	79,350	3,011
Semtech Corp. (a)	156,000	7,518
		35,661
Software - 3.9%
Altair Engineering, Inc. Class A (a)(b)	73,100	2,701
Bill.Com Holdings, Inc. (a)	44,600	2,244
Everbridge, Inc. (a)(b)	107,000	9,698
Five9, Inc. (a)	156,500	11,226
Lightspeed POS, Inc. (a)	48,700	1,582
LivePerson, Inc. (a)(b)	214,500	8,797
Varonis Systems, Inc. (a)	31,800	2,660
Workiva, Inc. (a)	113,800	5,177
		44,085

TOTAL INFORMATION TECHNOLOGY		187,640

MATERIALS - 3.7%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	137,000	3,947
Innospec, Inc.	111,209	11,202
Olin Corp.	157,000	2,335
PolyOne Corp.	117,000	3,882
		21,366
Construction Materials - 0.3%
Eagle Materials, Inc.	37,300	3,401
Containers & Packaging - 0.6%
Reynolds Consumer Products, Inc. (a)	223,400	6,101
Metals & Mining - 0.5%
Commercial Metals Co.	190,700	3,919
Steel Dynamics, Inc.	71,850	2,147
		6,066
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	161,800	4,964

TOTAL MATERIALS		41,898

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.4%
American Assets Trust, Inc.	87,800	4,000
Americold Realty Trust	109,300	3,768
Corporate Office Properties Trust (SBI)	165,400	4,924
CubeSmart	174,200	5,517
Equity Commonwealth	195,100	6,397
Equity Lifestyle Properties, Inc.	67,500	4,911
Front Yard Residential Corp. Class B	232,500	2,495
Lexington Corporate Properties Trust	492,000	5,446
PS Business Parks, Inc.	24,500	4,105
Rexford Industrial Realty, Inc.	103,450	4,985
Store Capital Corp.	82,507	3,238
Terreno Realty Corp.	181,600	10,398
		60,184
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC (a)	193,400	3,717

TOTAL REAL ESTATE		63,901

UTILITIES - 1.0%
Electric Utilities - 0.4%
Allete, Inc.	51,600	4,308
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	50,350	3,802
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	158,250	3,564

TOTAL UTILITIES		11,674

TOTAL COMMON STOCKS
(Cost $872,587)		1,095,328
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.53% to 1.56% 2/13/20 to 3/26/20 (c)
(Cost $869)	870	869
	Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund 1.58% (d)	35,023,422	$35,030
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	19,111,926	19,114
TOTAL MONEY MARKET FUNDS
(Cost $54,144)		54,144
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $927,600)		1,150,341
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(24,867)
NET ASSETS - 100%		$1,125,474

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	82	March 2020	$6,620	$(141)	$(141)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $286,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$120
Fidelity Securities Lending Cash Central Fund	9
Total	$129

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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